Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 495,679 $ 27,723,327
AeroVironment, Inc.
(a)(b)
............... 204,280 17,498,625
Cadre Holdings, Inc.
(b)
................ 159,300 3,208,302
Momentus, Inc., Class A
(a)(b)
............ 153,988 120,095
Moog, Inc., Class A ................. 38,632 3,390,344
Redwire Corp.
(a)(b)
................... 62,184 123,124
Rocket Lab USA, Inc.
(a)(b)
.............. 1,773,309 6,685,375
Virgin Galactic Holdings, Inc.
(a)(b)
......... 957,280 3,331,334
62,080,526
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
...... 180,489 4,689,104
Forward Air Corp. .................. 221,854 23,270,266
Radiant Logistics, Inc.
(a)
.............. 56,891 289,575
28,248,945
Airlines — 0.2%
(a)
Allegiant Travel Co. ................. 54,613 3,713,138
Frontier Group Holdings, Inc. ........... 304,927 3,131,600
Joby Aviation, Inc., Class A
(b)
........... 1,937,589 6,490,923
Sun Country Airlines Holdings, Inc.
(b)
...... 271,557 4,306,894
17,642,555
Auto Components — 1.5%
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 45,965 359,446
Dorman Products, Inc.
(a)
.............. 218,153 17,642,033
Fox Factory Holding Corp.
(a)(b)
.......... 350,183 31,947,195
Gentherm, Inc.
(a)(b)
.................. 273,868 17,880,842
Holley, Inc.
(a)
...................... 423,467 897,750
LCI Industries ..................... 205,016 18,953,729
Luminar Technologies, Inc., Class A
(a)(b)
.... 2,072,552 10,259,133
Patrick Industries, Inc. ............... 19,712 1,194,547
Solid Power, Inc., Class A
(a)
............ 425,606 1,081,039
Stoneridge, Inc.
(a)(b)
.................. 31,164 671,896
Visteon Corp.
(a)(b)
................... 230,493 30,155,399
XPEL, Inc.
(a)(b)(c)
.................... 179,698 10,792,662
141,835,671
Automobiles — 0.2%
(a)(b)
Canoo, Inc., Class A ................. 1,372,351 1,687,992
Faraday Future Intelligent Electric, Inc. .... 910,003 264,174
Fisker, Inc., Class A ................. 1,462,704 10,633,858
Mullen Automotive, Inc. ............... 2,761,109 789,677
Workhorse Group, Inc. ............... 1,158,570 1,761,026
15,136,727
Banks — 1.6%
BancFirst Corp. .................... 98,010 8,642,522
Bancorp, Inc. (The)
(a)
................ 241,495 6,853,628
Bank of NT Butterfield & Son Ltd. (The) .... 27,252 812,382
BayCom Corp.
(b)
................... 9,890 187,712
Cadence Bank .................... 77,229 1,904,467
Coastal Financial Corp.
(a)(b)
............ 85,417 4,059,016
Eastern Bankshares, Inc.
(b)
............ 271,346 4,680,718
Esquire Financial Holdings, Inc.
(b)
........ 48,745 2,108,709
Farmers & Merchants Bancorp, Inc. ...... 33,178 901,778
First BanCorp ..................... 72,108 917,214
First Financial Bankshares, Inc.
(b)
........ 1,075,588 37,000,227
First Guaranty Bancshares, Inc. ......... 6,263 146,867
Five Star Bancorp .................. 37,566 1,023,298
FVCBankcorp, Inc.
(a)(b)
............... 13,915 265,359
Glacier Bancorp, Inc. ................ 120,570 5,958,569
HomeTrust Bancshares, Inc. ........... 26,035 629,266
Lakeland Financial Corp. .............. 172,320 12,574,190
Security
Shares
Shares Value
Banks (continued)
Live Oak Bancshares, Inc.
(b)
............ 214,274 $ 6,471,075
Metrocity Bankshares, Inc.
(b)
........... 41,114 889,296
Metropolitan Bank Holding Corp.
(a)
....... 6,022 353,311
National Bank Holdings Corp., Class A .... 19,725 829,831
Nicolet Bankshares, Inc.
(a)(b)
............ 13,128 1,047,483
Pathward Financial, Inc. .............. 60,992 2,625,706
Professional Holding Corp., Class A
(a)
..... 8,711 241,643
ServisFirst Bancshares, Inc. ........... 415,037 28,600,200
Silvergate Capital Corp., Class A
(a)(b)
...... 201,816 3,511,598
Stock Yards Bancorp, Inc.
(b)
............ 200,323 13,016,988
Third Coast Bancshares, Inc.
(a)
.......... 6,427 118,450
Triumph Financial, Inc.
(a)(b)
............. 70,441 3,442,452
Veritex Holdings, Inc. ................ 58,161 1,633,161
West BanCorp, Inc. ................. 29,315 748,998
Westamerica BanCorp ............... 50,299 2,968,144
155,164,258
Beverages — 1.0%
Celsius Holdings, Inc.
(a)(b)
.............. 459,238 47,779,122
Coca-Cola Consolidated, Inc. ........... 38,910 19,935,928
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 351,755 5,828,580
MGP Ingredients, Inc.
(b)
............... 117,232 12,471,140
National Beverage Corp.
(a)
............. 196,158 9,127,232
Vintage Wine Estates, Inc.
(a)(b)
.......... 40,109 130,755
Vita Coco Co., Inc. (The)
(a)(b)
........... 232,211 3,209,156
98,481,913
Biotechnology — 9.0%
(a)
Aadi Bioscience, Inc.
(b)
............... 122,335 1,569,558
ACADIA Pharmaceuticals, Inc.
(b)
......... 1,001,208 15,939,231
ADMA Biologics, Inc. ................ 697,053 2,704,566
Affimed NV ....................... 1,108,476 1,374,510
Agenus, Inc.
(b)
..................... 2,510,179 6,024,430
Akero Therapeutics, Inc.
(b)
............. 19,145 1,049,146
Albireo Pharma, Inc.
(b)
................ 150,007 3,241,651
Alector, Inc.
(b)
..................... 515,907 4,761,822
Alkermes plc ...................... 1,348,779 35,243,595
Alpine Immune Sciences, Inc. .......... 78,538 577,254
Amicus Therapeutics, Inc.
(b)
............ 2,276,898 27,800,925
Anavex Life Sciences Corp.
(b)
........... 573,710 5,312,555
Apellis Pharmaceuticals, Inc.
(b)
.......... 775,538 40,103,070
Arbutus Biopharma Corp.
(b)
............ 495,540 1,154,608
Arcturus Therapeutics Holdings, Inc.
(b)
..... 174,723 2,963,302
Arcutis Biotherapeutics, Inc.
(b)
.......... 347,184 5,138,323
Arrowhead Pharmaceuticals, Inc. ........ 847,603 34,378,778
Atara Biotherapeutics, Inc.
(b)
........... 63,029 206,735
Aura Biosciences, Inc.
(b)
.............. 154,547 1,622,743
Aurinia Pharmaceuticals, Inc. ........... 1,115,799 4,820,252
Avid Bioservices, Inc.
(b)
............... 501,470 6,905,242
Beam Therapeutics, Inc.
(b)
............. 523,308 20,466,576
BioCryst Pharmaceuticals, Inc.
(b)
......... 1,059,274 12,160,466
Biohaven Ltd.
(b)
.................... 322,490 4,476,161
Blueprint Medicines Corp.
(b)
............ 493,591 21,624,222
Bridgebio Pharma, Inc.
(b)
.............. 540,719 4,120,279
CareDx, Inc.
(b)
..................... 413,080 4,713,243
Catalyst Pharmaceuticals, Inc. .......... 798,845 14,858,517
Celldex Therapeutics, Inc.
(b)
............ 79,632 3,549,198
Celularity, Inc., Class A ............... 539,754 696,283
Cerevel Therapeutics Holdings, Inc.
(b)
..... 473,280 14,927,251
Chimerix, Inc. ..................... 457,547 851,037
Coherus Biosciences, Inc.
(b)
............ 615,937 4,878,221
Crinetics Pharmaceuticals, Inc.
(b)
........ 62,471 1,143,219
CTI BioPharma Corp.
(b)
............... 153,771 924,164
Cytokinetics, Inc.
(b)
.................. 612,031 28,043,260
Deciphera Pharmaceuticals, Inc. ........ 111,645 1,829,862

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Denali Therapeutics, Inc.
(b)
............ 896,233 $ 24,924,240
Dynavax Technologies Corp.
(b)
.......... 982,115 10,449,704
Eagle Pharmaceuticals, Inc. ........... 83,017 2,426,587
Eiger BioPharmaceuticals, Inc. .......... 316,418 373,373
Enanta Pharmaceuticals, Inc. ........... 18,409 856,387
Fate Therapeutics, Inc.
(b)
.............. 684,316 6,904,748
FibroGen, Inc.
(b)
.................... 638,957 10,236,091
Foghorn Therapeutics, Inc.
(b)
........... 165,458 1,055,622
Geron Corp.
(b)
..................... 2,106,912 5,098,727
Gossamer Bio, Inc.
(b)
................ 520,544 1,129,580
GreenLight Biosciences Holdings PBC
(b)
... 681,589 804,275
Halozyme Therapeutics, Inc.
(b)
.......... 1,100,838 62,637,682
Heron Therapeutics, Inc.
(b)
............. 858,614 2,146,535
HilleVax, Inc. ...................... 22,335 373,665
Humacyte, Inc.
(b)
................... 460,623 971,915
IGM Biosciences, Inc.
(b)
............... 66,581 1,132,543
Imago Biosciences, Inc. .............. 127,029 4,566,693
ImmunityBio, Inc.
(b)
.................. 527,797 2,675,931
ImmunoGen, Inc.
(b)
.................. 883,083 4,380,092
Inhibrx, Inc.
(b)
..................... 268,052 6,604,801
Insmed, Inc.
(b)
..................... 1,117,530 22,328,249
Intellia Therapeutics, Inc.
(b)
............ 457,935 15,977,352
Intercept Pharmaceuticals, Inc. ......... 206,861 2,558,871
Ironwood Pharmaceuticals, Inc., Class A
(b)
.. 1,129,612 13,995,893
IVERIC bio, Inc.
(b)
................... 1,110,011 23,765,335
Karuna Therapeutics, Inc.
(b)
............ 249,686 49,063,299
Karyopharm Therapeutics, Inc.
(b)
........ 639,126 2,173,028
Keros Therapeutics, Inc. .............. 150,736 7,238,343
Kiniksa Pharmaceuticals Ltd., Class A ..... 249,110 3,731,668
Krystal Biotech, Inc.
(b)
................ 59,305 4,698,142
Lexicon Pharmaceuticals, Inc.
(b)
......... 259,526 495,695
Madrigal Pharmaceuticals, Inc.
(b)
........ 105,189 30,531,107
MannKind Corp.
(b)
.................. 243,042 1,280,831
MeiraGTx Holdings plc ............... 16,628 108,415
Mirum Pharmaceuticals, Inc. ........... 154,169 3,006,295
Morphic Holding, Inc.
(b)
............... 179,886 4,811,950
Ocugen, Inc.
(b)
..................... 1,801,958 2,342,545
Organogenesis Holdings, Inc., Class A
(b)
... 544,692 1,465,221
Outlook Therapeutics, Inc.
(b)
............ 972,241 1,050,020
PepGen, Inc.
(b)
.................... 21,980 293,873
Point Biopharma Global, Inc.
(b)
.......... 663,696 4,838,344
Praxis Precision Medicines, Inc. ......... 76,973 183,196
Precigen, Inc. ..................... 703,366 1,069,116
Prime Medicine, Inc.
(b)
................ 45,022 836,509
Prometheus Biosciences, Inc.
(b)
......... 287,249 31,597,390
Prothena Corp. plc
(b)
................. 303,543 18,288,466
PTC Therapeutics, Inc.
(b)
.............. 438,742 16,746,782
Rallybio Corp.
(b)
.................... 114,602 752,935
RAPT Therapeutics, Inc.
(b)
............. 153,018 3,029,756
Recursion Pharmaceuticals, Inc., Class A
(b)
. 99,613 768,016
Relay Therapeutics, Inc.
(b)
............. 55,839 834,235
REVOLUTION Medicines, Inc.
(b)
......... 87,457 2,083,226
Rigel Pharmaceuticals, Inc. ............ 1,451,958 2,177,937
Sangamo Therapeutics, Inc.
(b)
.......... 51,973 163,195
Seres Therapeutics, Inc.
(b)
............. 571,970 3,203,032
Sorrento Therapeutics, Inc.
(b)
........... 544,811 482,703
SpringWorks Therapeutics, Inc.
(b)
........ 56,287 1,464,025
Syndax Pharmaceuticals, Inc.
(b)
......... 102,893 2,618,627
TG Therapeutics, Inc.
(b)
............... 1,110,991 13,143,024
Travere Therapeutics, Inc.
(b)
............ 463,449 9,746,332
Twist Bioscience Corp.
(b)
.............. 322,863 7,687,368
Vaxart, Inc.
(b)
...................... 212,795 204,475
Vaxcyte, Inc. ...................... 591,493 28,362,089
Vera Therapeutics, Inc., Class A
(b)
........ 107,168 2,073,701
Vericel Corp.
(b)
..................... 392,054 10,326,702
Security
Shares
Shares Value
Biotechnology (continued)
Verve Therapeutics, Inc.
(b)
............. 56,234 $ 1,088,128
Viridian Therapeutics, Inc.
(b)
............ 228,831 6,684,153
VistaGen Therapeutics, Inc.
(b)
........... 1,268,788 130,685
Y-mAbs Therapeutics, Inc.
(b)
............ 304,260 1,484,789
Zentalis Pharmaceuticals, Inc.
(b)
......... 370,488 7,461,628
862,350,142
Building Products — 1.9%
AAON, Inc. ....................... 362,135 27,276,008
American Woodmark Corp.
(a)
........... 7,828 382,476
Apogee Enterprises, Inc.
(b)
............. 184,791 8,215,808
CSW Industrials, Inc. ................ 121,776 14,117,492
Griffon Corp. ...................... 195,666 7,002,886
Insteel Industries, Inc.
(b)
.............. 155,023 4,266,233
Janus International Group, Inc.
(a)
........ 684,877 6,520,029
JELD-WEN Holding, Inc.
(a)
............. 250,880 2,420,992
Masonite International Corp.
(a)(b)
......... 183,094 14,759,207
PGT Innovations, Inc.
(a)
............... 479,463 8,611,155
Simpson Manufacturing Co., Inc. ........ 353,119 31,307,531
UFP Industries, Inc.
(b)
................ 432,578 34,281,807
Zurn Elkay Water Solutions Corp.
(b)
....... 1,027,219 21,725,682
180,887,306
Capital Markets — 2.2%
Artisan Partners Asset Management, Inc.,
Class A
(b)
...................... 327,289 9,720,483
Associated Capital Group, Inc., Class A
(b)
... 3,292 138,231
B Riley Financial, Inc. ................ 175,065 5,987,223
Blucora, Inc.
(a)
..................... 399,927 10,210,136
Brightsphere Investment Group, Inc. ...... 252,718 5,200,936
Cohen & Steers, Inc.
(b)
............... 211,960 13,684,138
Diamond Hill Investment Group, Inc. ...... 24,603 4,552,047
Donnelley Financial Solutions, Inc.
(a)
...... 15,498 598,998
Federated Hermes, Inc., Class B ........ 707,989 25,707,081
Focus Financial Partners, Inc., Class A
(a)(b)
.. 478,805 17,845,062
GCM Grosvenor, Inc., Class A .......... 305,293 2,323,280
Hamilton Lane, Inc., Class A ........... 297,437 19,000,276
Houlihan Lokey, Inc., Class A ........... 414,061 36,089,557
MarketWise, Inc., Class A
(a)
............ 55,744 93,650
Moelis & Co., Class A ................ 262,812 10,084,097
Open Lending Corp., Class A
(a)(b)
........ 877,603 5,923,820
Perella Weinberg Partners, Class A ....... 287,928 2,821,694
PJT Partners, Inc., Class A
(b)
........... 194,523 14,334,400
Sculptor Capital Management, Inc., Class A . 105,182 910,876
Silvercrest Asset Management Group, Inc.,
Class A
(b)
...................... 75,155 1,410,659
StepStone Group, Inc., Class A
(b)
........ 445,596 11,220,107
StoneX Group, Inc.
(a)
................ 12,402 1,181,911
Value Line, Inc. .................... 7,319 372,391
Victory Capital Holdings, Inc., Class A ..... 42,258 1,133,782
Virtus Investment Partners, Inc. ......... 6,385 1,222,344
WisdomTree, Inc. ................... 1,118,948 6,098,267
207,865,446
Chemicals — 2.7%
AdvanSix, Inc. ..................... 75,779 2,881,118
American Vanguard Corp. ............. 202,627 4,399,032
Amyris, Inc.
(a)(b)
.................... 201,717 308,627
Aspen Aerogels, Inc.
(a)(b)
.............. 259,268 3,056,770
Avient Corp. ...................... 551,334 18,613,036
Balchem Corp. .................... 263,811 32,213,961
Cabot Corp. ...................... 459,071 30,684,306
Chase Corp. ...................... 17,047 1,470,474
Diversey Holdings Ltd.
(a)(b)
............. 656,078 2,794,892
Hawkins, Inc.
(b)
.................... 97,404 3,759,794
HB Fuller Co. ..................... 380,182 27,228,635

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Ingevity Corp.
(a)
.................... 309,983 $ 21,835,203
Innospec, Inc.
(b)
.................... 174,660 17,965,528
Kronos Worldwide, Inc. ............... 185,945 1,747,883
Livent Corp.
(a)(b)
.................... 1,339,021 26,606,347
LSB Industries, Inc.
(a)(b)
............... 611,280 8,130,024
Mativ Holdings, Inc. ................. 35,525 742,472
Origin Materials, Inc., Class A
(a)(b)
........ 529,443 2,440,732
Orion Engineered Carbons SA
(b)
......... 496,062 8,834,864
PureCycle Technologies, Inc.
(a)(b)
......... 698,448 4,721,508
Quaker Chemical Corp.
(b)
............. 74,104 12,367,958
Sensient Technologies Corp. ........... 330,841 24,124,926
Stepan Co.
(b)
...................... 18,845 2,006,239
258,934,329
Commercial Services & Supplies — 1.2%
ACV Auctions, Inc., Class A
(a)(b)
.......... 473,825 3,890,103
Aris Water Solution, Inc., Class A
(b)
....... 186,922 2,693,546
Brady Corp., Class A, NVS
(b)
........... 295,654 13,925,303
Brink's Co. (The) ................... 376,421 20,217,572
Casella Waste Systems, Inc., Class A
(a)(b)
... 415,245 32,933,081
Cimpress plc
(a)(b)
................... 147,753 4,079,460
Healthcare Services Group, Inc. ......... 302,437 3,629,244
HNI Corp. ........................ 345,929 9,834,762
Interface, Inc. ..................... 380,450 3,755,042
Li-Cycle Holdings Corp.
(a)(b)
............ 440,666 2,097,570
Montrose Environmental Group, Inc.
(a)(b)
.... 226,790 10,067,208
Pitney Bowes, Inc. .................. 556,049 2,112,986
SP Plus Corp.
(a)
.................... 170,697 5,926,600
115,162,477
Communications Equipment — 1.3%
ADTRAN Holdings, Inc. .............. 579,093 10,881,157
Calix, Inc.
(a)
....................... 375,121 25,669,530
Cambium Networks Corp.
(a)(b)
........... 97,004 2,102,077
Casa Systems, Inc.
(a)(b)
............... 327,884 895,123
Clearfield, Inc.
(a)(b)
................... 96,074 9,044,406
CommScope Holding Co., Inc.
(a)
......... 1,694,854 12,457,177
Digi International, Inc.
(a)
............... 96,299 3,519,728
DZS, Inc.
(a)(b)
...................... 149,829 1,899,832
Extreme Networks, Inc.
(a)
.............. 1,058,713 19,385,035
Harmonic, Inc.
(a)
.................... 765,464 10,027,578
Infinera Corp.
(a)(b)
................... 1,603,063 10,804,645
Inseego Corp.
(a)(b)
................... 153,019 128,919
Ondas Holdings, Inc.
(a)(b)
.............. 295,356 469,616
Viavi Solutions, Inc.
(a)
................ 1,892,913 19,894,516
127,179,339
Construction & Engineering — 2.2%
Ameresco, Inc., Class A
(a)(b)
............ 267,805 15,302,378
Comfort Systems USA, Inc. ............ 291,757 33,575,396
Construction Partners, Inc., Class A
(a)(b)
.... 332,317 8,869,541
Dycom Industries, Inc.
(a)(b)
............. 238,397 22,313,959
EMCOR Group, Inc.
(b)
................ 389,951 57,755,643
Fluor Corp.
(a)(b)
..................... 1,072,592 37,176,039
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 122,607 729,512
IES Holdings, Inc.
(a)(b)
................ 47,992 1,707,075
MYR Group, Inc.
(a)
.................. 135,439 12,469,869
Northwest Pipe Co.
(a)
................ 16,542 557,465
NV5 Global, Inc.
(a)
.................. 111,104 14,701,281
Primoris Services Corp. .............. 19,928 437,220
Sterling Infrastructure, Inc.
(a)
........... 201,193 6,599,130
212,194,508
Construction Materials — 0.0%
United States Lime & Minerals, Inc. ....... 14,118 1,987,250
Security
Shares
Shares Value
Consumer Finance — 0.2%
Atlanticus Holdings Corp.
(a)(b)
........... 21,283 $ 557,615
Curo Group Holdings Corp. ............ 112,431 399,130
FirstCash Holdings, Inc. .............. 155,721 13,533,712
Green Dot Corp., Class A
(a)
............ 37,058 586,258
LendingClub Corp.
(a)
................. 42,495 373,956
LendingTree, Inc.
(a)(b)
................ 81,443 1,737,179
Moneylion, Inc., Class A
(a)(b)
............ 316,385 196,159
NerdWallet, Inc., Class A
(a)(b)
........... 214,269 2,056,982
PROG Holdings, Inc.
(a)
............... 64,817 1,094,759
World Acceptance Corp.
(a)(b)
............ 22,029 1,452,592
21,988,342
Containers & Packaging — 0.3%
Cryptyde, Inc.
(a)
.................... 3 1
Greif, Inc., Class A, NVS .............. 30,943 2,075,038
Greif, Inc., Class B .................. 7,337 573,973
Myers Industries, Inc. ................ 305,426 6,789,620
O-I Glass, Inc.
(a)(b)
................... 1,045,801 17,328,922
26,767,554
Distributors — 0.0%
Funko, Inc., Class A
(a)(b)
............... 265,291 2,894,325
Diversified Consumer Services — 0.9%
Beachbody Co., Inc. (The), Class A
(a)
..... 213,170 112,128
Carriage Services, Inc. ............... 113,952 3,138,238
Chegg, Inc.
(a)(b)
.................... 1,027,803 25,972,582
Contra A/S, NVS
(a)(d)
................. 5,861 —
Coursera, Inc.
(a)(b)
................... 942,592 11,150,863
Duolingo, Inc., Class A
(a)(b)
............. 193,695 13,777,525
European Wax Center, Inc., Class A
(b)
..... 192,660 2,398,617
Nerdy, Inc., Class A
(a)(b)
............... 438,651 986,965
OneSpaWorld Holdings Ltd.
(a)(b)
......... 546,916 5,102,726
Rover Group, Inc., Class A
(a)(b)
.......... 727,936 2,671,525
Stride, Inc.
(a)(b)
..................... 337,078 10,543,800
Udemy, Inc.
(a)(b)
.................... 598,715 6,316,443
Universal Technical Institute, Inc.
(a)(b)
...... 270,045 1,814,702
Vivint Smart Home, Inc., Class A
(a)(b)
...... 199,225 2,370,778
86,356,892
Diversified Telecommunication Services — 0.8%
Anterix, Inc.
(a)(b)
.................... 45,539 1,464,990
Bandwidth, Inc., Class A
(a)
............. 40,338 925,757
Charge Enterprises, Inc.
(a)(b)
............ 1,066,319 1,322,235
Cogent Communications Holdings, Inc. .... 197,864 11,294,077
Consolidated Communications Holdings, Inc.
(a)
78,083 279,537
Globalstar, Inc.
(a)(b)
.................. 4,795,848 6,378,478
IDT Corp., Class B
(a)(b)
................ 92,051 2,593,077
Iridium Communications, Inc.
(a)
.......... 1,034,663 53,181,678
Ooma, Inc.
(a)(b)
..................... 199,197 2,713,063
80,152,892
Electric Utilities — 0.2%
MGE Energy, Inc. ................... 132,476 9,326,310
Otter Tail Corp.
(b)
................... 156,525 9,189,583
Via Renewables, Inc., Class A .......... 110,736 565,861
19,081,754
Electrical Equipment — 2.1%
Allied Motion Technologies, Inc. ......... 102,051 3,552,395
Array Technologies, Inc.
(a)(b)
............ 1,244,980 24,065,463
Atkore, Inc.
(a)(b)
..................... 341,008 38,677,127
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 494,976 2,856,011
Blink Charging Co.
(a)(b)
................ 295,379 3,240,308
Bloom Energy Corp., Class A
(a)(b)
........ 1,489,003 28,469,737
Energy Vault Holdings, Inc.
(a)(b)
.......... 670,217 2,091,077
EnerSys ......................... 40,009 2,954,265

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Enovix Corp.
(a)(b)
.................... 899,639 $ 11,191,509
ESS Tech, Inc.
(a)(b)
.................. 618,595 1,503,186
Fluence Energy, Inc., Class A
(a)(b)
........ 298,036 5,111,317
FTC Solar, Inc.
(a)(b)
.................. 379,648 1,017,457
FuelCell Energy, Inc.
(a)(b)
.............. 2,446,043 6,800,000
GrafTech International Ltd. ............ 1,613,518 7,680,346
Heliogen, Inc.
(a)
.................... 733,759 512,311
Shoals Technologies Group, Inc., Class A
(a)(b)
1,143,296 28,205,112
Stem, Inc.
(a)(b)
..................... 1,125,406 10,061,130
SunPower Corp.
(a)(b)
................. 675,834 12,185,287
TPI Composites, Inc.
(a)(b)
.............. 309,948 3,142,873
Vicor Corp.
(a)(b)
..................... 182,798 9,825,392
203,142,303
Electronic Equipment, Instruments & Components — 2.7%
908 Devices, Inc.
(a)(b)
................. 41,024 312,603
Advanced Energy Industries, Inc.
(b)
....... 311,822 26,748,091
AEye, Inc., Class A
(a)(b)
............... 754,374 362,552
Akoustis Technologies, Inc.
(a)(b)
.......... 414,112 1,167,796
Arlo Technologies, Inc.
(a)
.............. 684,676 2,403,213
Badger Meter, Inc.
(b)
................. 243,175 26,513,370
Belden, Inc. ...................... 186,646 13,419,847
Cepton, Inc.
(a)(b)
.................... 325,706 413,647
CTS Corp.
(b)
...................... 265,172 10,453,080
ePlus, Inc.
(a)(b)
..................... 169,644 7,511,836
Fabrinet
(a)
........................ 305,896 39,221,985
FARO Technologies, Inc.
(a)(b)
........... 12,845 377,771
Focus Universal, Inc.
(a)(b)
.............. 146,172 936,963
Identiv, Inc.
(a)(b)
..................... 175,452 1,270,273
Insight Enterprises, Inc.
(a)(b)
............ 221,727 22,232,566
Itron, Inc.
(a)
....................... 30,994 1,569,846
Lightwave Logic, Inc.
(a)(b)
.............. 928,791 4,003,089
MicroVision, Inc.
(a)(b)
................. 1,341,476 3,152,469
Napco Security Technologies, Inc.
(a)(b)
..... 245,358 6,742,438
Novanta, Inc.
(a)(b)
................... 293,944 39,938,171
OSI Systems, Inc.
(a)
................. 13,763 1,094,434
PAR Technology Corp.
(a)(b)
............. 84,307 2,197,884
Plexus Corp.
(a)
..................... 194,120 19,980,772
Rogers Corp.
(a)(b)
................... 149,483 17,839,301
SmartRent, Inc., Class A
(a)(b)
............ 1,008,465 2,450,570
252,314,567
Energy Equipment & Services — 2.5%
Borr Drilling Ltd.
(a)(b)
................. 755,564 3,755,153
Cactus, Inc., Class A
(b)
............... 486,459 24,449,429
ChampionX Corp. .................. 1,653,842 47,944,880
DMC Global, Inc.
(a)
.................. 35,540 690,898
Liberty Energy, Inc., Class A ........... 1,143,125 18,301,431
Nabors Industries Ltd.
(a)
.............. 65,174 10,093,497
NexTier Oilfield Solutions, Inc.
(a)(b)
........ 1,451,452 13,411,416
Noble Corp. plc
(a)
................... 124,077 4,678,944
Oceaneering International, Inc.
(a)(b)
....... 754,147 13,190,031
Patterson-UTI Energy, Inc. ............ 1,199,388 20,197,694
ProFrac Holding Corp., Class A
(a)
........ 87,535 2,205,882
RPC, Inc.
(b)
....................... 609,165 5,415,477
Solaris Oilfield Infrastructure, Inc., Class A .. 268,432 2,665,530
TETRA Technologies, Inc.
(a)(b)
........... 1,034,530 3,579,474
US Silica Holdings, Inc.
(a)
............. 91,324 1,141,550
Valaris Ltd.
(a)(b)
..................... 503,085 34,018,608
Weatherford International plc
(a)(b)
......... 584,996 29,787,996
235,527,890
Entertainment — 0.3%
(a)
Cinemark Holdings, Inc.
(b)
............. 713,706 6,180,694
IMAX Corp.
(b)
..................... 236,250 3,463,425
Liberty Media Corp.-Liberty Braves, Class A
(b)
88,071 2,877,279
Security
Shares
Shares Value
Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class C,
NVS
(b)
........................ 314,643 $ 10,140,944
Playstudios, Inc., Class A ............. 312,651 1,213,086
Reservoir Media, Inc. ................ 154,940 924,992
24,800,420
Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexander's, Inc. ................... 18,922 4,163,975
Bluerock Homes Trust, Inc., Class A, NVS
(a)
. 16,743 356,793
CareTrust REIT, Inc. ................. 75,241 1,397,978
CBL & Associates Properties, Inc. ........ 39,741 917,222
Clipper Realty, Inc. .................. 98,112 627,917
Community Healthcare Trust, Inc.
(b)
....... 123,538 4,422,660
Corporate Office Properties Trust ........ 120,946 3,137,339
Essential Properties Realty Trust, Inc. ..... 110,593 2,595,618
Four Corners Property Trust, Inc. ........ 74,436 1,930,126
Gladstone Commercial Corp. ........... 312,375 5,778,938
Gladstone Land Corp.
(b)
.............. 149,740 2,747,729
Hersha Hospitality Trust, Class A ........ 32,638 278,076
Industrial Logistics Properties Trust ....... 61,723 201,834
Innovative Industrial Properties, Inc. ...... 230,137 23,324,385
NexPoint Residential Trust, Inc. ......... 181,323 7,891,177
Outfront Media, Inc. ................. 1,130,329 18,740,855
Phillips Edison & Co., Inc.
(b)
............ 977,212 31,114,430
Postal Realty Trust, Inc., Class A ........ 93,972 1,365,413
PotlatchDeltic Corp. ................. 67,625 2,974,824
Safehold, Inc. ..................... 143,874 4,117,674
Saul Centers, Inc. .................. 93,621 3,808,502
Tanger Factory Outlet Centers, Inc. ....... 845,449 15,167,355
UMH Properties, Inc. ................ 363,039 5,844,928
Universal Health Realty Income Trust ..... 111,826 5,337,455
148,243,203
Food & Staples Retailing — 0.5%
Chefs' Warehouse, Inc. (The)
(a)
......... 201,177 6,695,171
Fresh Market, Inc. (The), NVS
(a)(d)
........ 311,573 3
Natural Grocers by Vitamin Cottage, Inc. ... 66,489 607,709
PriceSmart, Inc. .................... 128,389 7,803,483
Rite Aid Corp.
(a)(b)
................... 211,790 707,379
Sprouts Farmers Market, Inc.
(a)(b)
........ 879,207 28,459,931
United Natural Foods, Inc.
(a)(b)
.......... 35,828 1,386,902
45,660,578
Food Products — 1.4%
Benson Hill, Inc.
(a)(b)
................. 695,300 1,773,015
Beyond Meat, Inc.
(a)(b)
................ 510,318 6,282,015
BRC, Inc., Class A
(a)(b)
................ 215,279 1,315,355
Calavo Growers, Inc. ................ 147,365 4,332,531
Cal-Maine Foods, Inc. ................ 290,339 15,808,959
J & J Snack Foods Corp.
(b)
............ 127,126 19,032,033
John B Sanfilippo & Son, Inc. ........... 46,570 3,787,072
Lancaster Colony Corp. .............. 136,178 26,867,919
Local Bounti Corp.
(a)(b)
................ 504,093 700,689
Mission Produce, Inc.
(a)
............... 48,289 561,118
Simply Good Foods Co. (The)
(a)(b)
........ 737,001 28,028,148
Sovos Brands, Inc.
(a)
................. 225,538 3,240,981
SunOpta, Inc.
(a)(b)
................... 746,456 6,300,089
Tattooed Chef, Inc., Class A
(a)(b)
......... 381,522 469,272
Tootsie Roll Industries, Inc.
(b)
........... 115,470 4,915,558
Utz Brands, Inc., Class A
(b)
............ 475,063 7,534,499
Vital Farms, Inc.
(a)(b)
................. 252,364 3,765,271
134,714,524
Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A
(b)
... 816,342 31,755,704
New Jersey Resources Corp. ........... 69,451 3,446,158

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Gas Utilities (continued)
Southwest Gas Holdings, Inc. .......... 54,860 $ 3,394,737
38,596,599
Health Care Equipment & Supplies — 6.6%
Alphatec Holdings, Inc.
(a)(b)
............. 541,350 6,685,672
Artivion, Inc.
(a)
..................... 275,697 3,341,448
AtriCure, Inc.
(a)(b)
................... 244,063 10,831,516
Atrion Corp.
(b)
..................... 11,501 6,434,234
AxoGen, Inc.
(a)(b)
................... 340,597 3,399,158
Axonics, Inc.
(a)(b)
.................... 403,955 25,259,306
Cardiovascular Systems, Inc.
(a)
.......... 179,900 2,450,238
Cerus Corp.
(a)(b)
.................... 1,440,682 5,258,489
CONMED Corp. .................... 241,376 21,395,569
Cutera, Inc.
(a)(b)
.................... 137,653 6,087,016
Embecta Corp. .................... 417,851 10,567,452
Figs, Inc., Class A
(a)(b)
................ 900,455 6,060,062
Glaukos Corp.
(a)(b)
................... 377,536 16,490,772
Haemonetics Corp.
(a)(b)
............... 419,952 33,029,225
Heska Corp.
(a)
..................... 80,139 4,981,440
Inari Medical, Inc.
(a)(b)
................ 361,810 22,996,644
Inogen, Inc.
(a)
..................... 11,210 220,949
Inspire Medical Systems, Inc.
(a)
......... 233,493 58,812,217
iRadimed Corp. .................... 59,607 1,686,282
iRhythm Technologies, Inc.
(a)(b)
.......... 249,002 23,324,017
Lantheus Holdings, Inc.
(a)(b)
............ 565,064 28,795,661
LeMaitre Vascular, Inc.
(b)
.............. 162,556 7,480,827
LivaNova plc
(a)
..................... 340,743 18,924,866
Meridian Bioscience, Inc.
(a)
............ 355,473 11,805,258
Merit Medical Systems, Inc.
(a)
........... 398,497 28,141,858
Mesa Laboratories, Inc.
(b)
............. 42,017 6,983,646
Nano-X Imaging Ltd.
(a)(b)
.............. 37,020 273,208
Neogen Corp.
(a)(b)
................... 1,652,555 25,168,413
Nevro Corp.
(a)
..................... 287,782 11,396,167
NuVasive, Inc.
(a)
.................... 434,630 17,924,141
Omnicell, Inc.
(a)(b)
................... 368,028 18,555,972
OrthoPediatrics Corp.
(a)(b)
.............. 125,094 4,969,985
Outset Medical, Inc.
(a)(b)
............... 401,469 10,365,930
Owlet, Inc., Class A
(a)(b)
............... 292,390 163,475
Paragon 28, Inc.
(a)(b)
................. 380,088 7,263,482
PROCEPT BioRobotics Corp.
(a)(b)
........ 214,105 8,893,922
Pulmonx Corp.
(a)(b)
.................. 282,054 2,377,715
RxSight, Inc.
(a)
..................... 155,841 1,974,505
Senseonics Holdings, Inc.
(a)(b)
........... 3,891,489 4,008,234
Shockwave Medical, Inc.
(a)
............. 294,157 60,481,621
SI-BONE, Inc.
(a)(b)
................... 282,205 3,837,988
Sight Sciences, Inc.
(a)(b)
............... 19,271 235,299
Silk Road Medical, Inc.
(a)(b)
............. 309,827 16,374,357
STAAR Surgical Co.
(a)(b)
............... 395,311 19,188,396
Surmodics, Inc.
(a)
................... 115,562 3,942,975
Tactile Systems Technology, Inc.
(a)
....... 59,619 684,426
Tenon Medical, Inc.
(a)(b)
............... 84,045 132,791
TransMedics Group, Inc.
(a)(b)
............ 250,950 15,488,634
Treace Medical Concepts, Inc.
(a)(b)
........ 278,394 6,400,278
UFP Technologies, Inc.
(a)(b)
............. 56,646 6,677,997
Utah Medical Products, Inc.
(b)
........... 27,873 2,802,073
Vicarious Surgical, Inc., Class A
(a)(b)
....... 440,577 889,966
ViewRay, Inc.
(a)(b)
................... 1,100,849 4,931,803
Zynex, Inc.
(b)
...................... 184,986 2,573,155
629,420,730
Health Care Providers & Services — 3.9%
23andMe Holding Co., Class A
(a)(b)
....... 906,565 1,958,180
Addus HomeCare Corp.
(a)
............. 51,269 5,100,753
Agiliti, Inc.
(a)(b)
..................... 230,909 3,766,126
AirSculpt Technologies, Inc. ............ 104,201 385,544
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Alignment Healthcare, Inc.
(a)(b)
.......... 809,973 $ 9,525,283
AMN Healthcare Services, Inc.
(a)(b)
....... 357,842 36,793,314
Apollo Medical Holdings, Inc.
(a)(b)
......... 322,364 9,538,751
Cano Health, Inc., Class A
(a)(b)
.......... 1,372,608 1,880,473
Clover Health Investments Corp.
(a)(b)
...... 3,135,256 2,914,220
CorVel Corp.
(a)
..................... 73,671 10,706,606
Cross Country Healthcare, Inc.
(a)
........ 37,996 1,009,554
DocGo, Inc.
(a)(b)
.................... 680,371 4,810,223
Ensign Group, Inc. (The)
(b)
............. 446,299 42,224,348
HealthEquity, Inc.
(a)(b)
................ 686,598 42,321,901
Hims & Hers Health, Inc., Class A
(a)(b)
..... 850,486 5,451,615
Innovage Holding Corp.
(a)(b)
............ 26,324 189,006
Joint Corp. (The)
(a)(b)
................. 119,615 1,672,218
LHC Group, Inc.
(a)
.................. 247,139 39,959,905
LifeStance Health Group, Inc.
(a)(b)
........ 34,842 172,120
ModivCare, Inc.
(a)
................... 34,099 3,059,703
National Research Corp. .............. 118,637 4,425,160
Oncology Institute, Inc. (The)
(a)
.......... 272,975 450,409
Option Care Health, Inc.
(a)(b)
............ 1,292,706 38,897,524
Owens & Minor, Inc.
(a)
................ 71,602 1,398,387
P3 Health Partners, Inc., Class A
(a)(b)
...... 128,798 236,988
Patterson Cos., Inc. ................. 571,077 16,007,288
Pennant Group, Inc. (The)
(a)(b)
.......... 210,237 2,308,402
PetIQ, Inc., Class A
(a)(b)
............... 179,586 1,655,783
Privia Health Group, Inc.
(a)(b)
............ 378,006 8,584,516
Progyny, Inc.
(a)(b)
................... 625,485 19,483,858
R1 RCM, Inc.
(a)(b)
................... 1,244,761 13,630,133
RadNet, Inc.
(a)(b)
.................... 412,076 7,759,391
Select Medical Holdings Corp.
(b)
......... 731,431 18,161,432
Surgery Partners, Inc.
(a)(b)
............. 368,580 10,268,639
US Physical Therapy, Inc. ............. 107,082 8,676,854
375,384,607
Health Care Technology — 0.5%
Babylon Holdings Ltd., Class A
(a)(b)
....... 32,974 222,575
Evolent Health, Inc., Class A
(a)(b)
......... 676,916 19,007,801
HealthStream, Inc.
(a)
................. 18,067 448,784
NextGen Healthcare, Inc.
(a)
............ 228,494 4,291,117
Nutex Health, Inc.
(a)(b)
................ 2,065,450 3,924,355
OptimizeRx Corp.
(a)
................. 135,665 2,279,172
Pear Therapeutics, Inc., Class A
(a)(b)
...... 208,038 245,485
Phreesia, Inc.
(a)(b)
................... 197,834 6,401,908
Schrodinger, Inc.
(a)(b)
................. 447,027 8,354,935
Simulations Plus, Inc.
(b)
............... 129,706 4,743,349
49,919,481
Hotels, Restaurants & Leisure — 3.2%
Accel Entertainment, Inc., Class A
(a)(b)
..... 459,613 3,539,020
Bloomin' Brands, Inc. ................ 517,931 10,420,772
Bluegreen Vacations Holding Corp. ....... 6,296 157,148
Brinker International, Inc.
(a)(b)
........... 324,124 10,342,797
Century Casinos, Inc.
(a)
............... 173,869 1,222,299
Cheesecake Factory, Inc. (The)
(b)
........ 401,090 12,718,564
Cracker Barrel Old Country Store, Inc. ..... 182,728 17,311,651
Dave & Buster's Entertainment, Inc.
(a)(b)
.... 352,726 12,500,609
Denny's Corp.
(a)
.................... 326,386 3,006,015
Dine Brands Global, Inc. .............. 106,518 6,881,063
Everi Holdings, Inc.
(a)(b)
............... 376,286 5,399,704
F45 Training Holdings, Inc.
(a)(b)
.......... 303,821 865,890
First Watch Restaurant Group, Inc.
(a)(b)
..... 40,417 546,842
Full House Resorts, Inc.
(a)(b)
............ 72,614 546,057
Golden Entertainment, Inc.
(a)
........... 163,568 6,117,443
Hilton Grand Vacations, Inc.
(a)(b)
......... 704,241 27,141,448
Inspired Entertainment, Inc.
(a)
........... 120,405 1,525,531
International Game Technology plc ....... 177,111 4,016,878

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Jack in the Box, Inc.
(b)
................ 24,175 $ 1,649,460
Krispy Kreme, Inc.
(b)
................. 154,549 1,594,946
Kura Sushi USA, Inc., Class A
(a)(b)
........ 38,791 1,849,555
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 21,869 168,391
Monarch Casino & Resort, Inc.
(a)(b)
....... 109,333 8,406,614
NeoGames SA
(a)(b)
.................. 102,531 1,249,853
Noodles & Co., Class A
(a)
............. 338,795 1,859,985
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 173,627 1,093,850
Papa John's International, Inc.
(b)
......... 195,346 16,078,929
Portillo's, Inc., Class A
(a)(b)
............. 227,840 3,718,349
RCI Hospitality Holdings, Inc.
(b)
.......... 65,402 6,094,812
Red Rock Resorts, Inc., Class A ......... 185,887 7,437,339
Rush Street Interactive, Inc., Class A
(a)
.... 494,976 1,776,964
Ruth's Hospitality Group, Inc. ........... 256,799 3,975,249
SeaWorld Entertainment, Inc.
(a)(b)
........ 161,531 8,643,524
Shake Shack, Inc., Class A
(a)
........... 308,606 12,816,407
Sonder Holdings, Inc., Class A
(a)(b)
........ 1,585,687 1,966,252
Sweetgreen, Inc., Class A
(a)(b)
........... 736,692 6,313,450
Target Hospitality Corp.
(a)(b)
............ 238,399 3,609,361
Texas Roadhouse, Inc. ............... 556,503 50,613,948
Wingstop, Inc.
(b)
.................... 247,253 34,026,958
Xponential Fitness, Inc., Class A
(a)(b)
...... 43,567 998,991
300,202,918
Household Durables — 1.4%
Aterian, Inc.
(a)(b)
.................... 167,255 128,837
Cavco Industries, Inc.
(a)
............... 74,101 16,765,351
Century Communities, Inc. ............ 15,907 795,509
Dream Finders Homes, Inc., Class A
(a)(b)
.... 173,469 1,502,242
Green Brick Partners, Inc.
(a)(b)
........... 61,889 1,499,570
Helen of Troy Ltd.
(a)(b)
................ 196,310 21,772,742
Hovnanian Enterprises, Inc., Class A
(a)(b)
... 42,788 1,800,519
Installed Building Products, Inc. ......... 196,452 16,816,291
iRobot Corp.
(a)(b)
.................... 195,717 9,419,859
KB Home ........................ 112,819 3,593,285
LGI Homes, Inc.
(a)(b)
................. 12,122 1,122,497
Lovesac Co. (The)
(a)(b)
................ 109,807 2,416,852
M/I Homes, Inc.
(a)(b)
.................. 28,857 1,332,616
MDC Holdings, Inc. ................. 127,203 4,019,615
Meritage Homes Corp.
(a)
.............. 18,862 1,739,076
Purple Innovation, Inc.
(a)(b)
............. 33,015 158,142
Skyline Champion Corp.
(a)(b)
............ 440,650 22,697,882
Sonos, Inc.
(a)(b)
..................... 1,052,929 17,794,500
Taylor Morrison Home Corp.
(a)(b)
......... 102,373 3,107,021
TRI Pointe Homes, Inc.
(a)
.............. 67,835 1,261,053
Vizio Holding Corp., Class A
(a)(b)
......... 563,710 4,177,091
Vuzix Corp.
(a)(b)
.................... 425,421 1,548,532
135,469,082
Household Products — 0.5%
Central Garden & Pet Co.
(a)
............ 30,439 1,139,940
Central Garden & Pet Co., Class A, NVS
(a)(b)
. 122,681 4,391,980
Energizer Holdings, Inc. .............. 555,225 18,627,799
WD-40 Co. ....................... 113,745 18,336,832
42,496,551
Independent Power and Renewable Electricity Producers — 0.6%
Altus Power, Inc., Class A
(a)(b)
........... 160,840 1,048,677
Clearway Energy, Inc., Class A .......... 297,253 8,893,810
Clearway Energy, Inc., Class C ......... 686,722 21,885,830
Montauk Renewables, Inc.
(a)(b)
.......... 558,774 6,163,277
Ormat Technologies, Inc.
(b)
............ 230,305 19,916,776
57,908,370
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A
(b)
...... 190,611 3,581,581
Security
Shares
Shares Value
Insurance — 1.4%
BRP Group, Inc., Class A
(a)(b)
........... 504,704 $ 12,688,258
eHealth, Inc.
(a)(b)
.................... 65,376 316,420
Goosehead Insurance, Inc., Class A
(a)
..... 140,630 4,829,234
HCI Group, Inc. .................... 54,947 2,175,352
Investors Title Co. .................. 2,284 337,004
Kinsale Capital Group, Inc.
(b)
........... 179,229 46,871,968
Palomar Holdings, Inc.
(a)(b)
............. 201,266 9,089,173
RLI Corp. ........................ 324,974 42,659,337
SiriusPoint Ltd.
(a)(b)
.................. 86,272 509,005
Trupanion, Inc.
(a)(b)
.................. 322,038 15,306,466
Universal Insurance Holdings, Inc. ....... 36,896 390,729
135,172,946
Interactive Media & Services — 0.7%
Arena Group Holdings, Inc. (The)
(a)
....... 69,510 737,501
Cargurus, Inc., Class A
(a)(b)
............. 838,415 11,746,194
Cars.com, Inc.
(a)(b)
.................. 64,081 882,395
DHI Group, Inc.
(a)
................... 291,115 1,539,998
Eventbrite, Inc., Class A
(a)(b)
............ 564,507 3,308,011
EverQuote, Inc., Class A
(a)(b)
............ 165,371 2,437,569
Leafly Holdings, Inc.
(a)(b)
............... 289,344 188,623
MediaAlpha, Inc., Class A
(a)
............ 199,507 1,985,095
QuinStreet, Inc.
(a)(b)
.................. 19,887 285,379
Shutterstock, Inc.
(b)
.................. 196,562 10,362,749
Vimeo, Inc.
(a)(b)
..................... 1,124,104 3,855,677
Vinco Ventures, Inc.
(a)(b)
............... 1,067,712 495,418
Wejo Group Ltd.
(a)(b)
................. 360,911 173,598
Yelp, Inc.
(a)
....................... 555,167 15,178,266
Ziff Davis, Inc.
(a)(b)
................... 69,879 5,527,429
ZipRecruiter, Inc., Class A
(a)(b)
........... 606,336 9,956,037
68,659,939
Internet & Direct Marketing Retail — 0.3%
CarParts.com, Inc.
(a)
................. 418,341 2,618,815
Duluth Holdings, Inc., Class B
(a)(b)
........ 36,935 228,258
Groupon, Inc.
(a)(b)
................... 19,584 168,031
Liquidity Services, Inc.
(a)(b)
............. 94,703 1,331,524
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 128,360 322,184
PetMed Express, Inc. ................ 141,480 2,504,196
Quotient Technology, Inc.
(a)
............ 77,307 265,163
RealReal, Inc. (The)
(a)(b)
............... 103,409 129,261
Rent the Runway, Inc., Class A
(a)(b)
....... 381,419 1,163,328
Revolve Group, Inc., Class A
(a)(b)
......... 336,093 7,481,430
Stitch Fix, Inc., Class A
(a)(b)
............. 285,762 888,720
ThredUp, Inc., Class A
(a)(b)
............. 72,678 95,208
Vivid Seats, Inc., Class A
(a)(b)
........... 55,477 404,982
Xometry, Inc., Class A
(a)(b)
............. 281,582 9,075,388
26,676,488
IT Services — 3.2%
AvidXchange Holdings, Inc.
(a)(b)
.......... 1,091,151 10,846,041
BigCommerce Holdings, Inc.
(a)(b)
......... 537,917 4,701,395
Brightcove, Inc.
(a)
................... 229,341 1,199,453
Cantaloupe, Inc.
(a)
.................. 280,753 1,221,276
Cass Information Systems, Inc.
(b)
........ 20,395 934,499
Cerberus Cyber Sentinel Corp.
(a)(b)
....... 372,676 950,324
CSG Systems International, Inc. ......... 259,592 14,848,662
Cyxtera Technologies, Inc., Class A
(a)(b)
.... 307,092 589,617
DigitalOcean Holdings, Inc.
(a)(b)
.......... 576,430 14,681,672
Edgio, Inc.
(a)(b)
..................... 1,054,179 1,191,222
EVERTEC, Inc. .................... 509,479 16,496,930
Evo Payments, Inc., Class A
(a)
.......... 391,275 13,240,746
ExlService Holdings, Inc.
(a)
............ 267,999 45,407,071
Flywire Corp.
(a)(b)
................... 467,587 11,441,854
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 439,676 4,933,165
Hackett Group, Inc. (The) ............. 205,083 4,177,541

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
I3 Verticals, Inc., Class A
(a)(b)
........... 181,298 $ 4,412,793
IBEX Holdings Ltd.
(a)
................. 76,770 1,907,734
Information Services Group, Inc. ......... 129,389 595,189
International Money Express, Inc.
(a)(b)
...... 259,021 6,312,342
Marqeta, Inc., Class A
(a)(b)
............. 3,575,745 21,847,802
Maximus, Inc. ..................... 475,417 34,862,329
Paya Holdings, Inc., Class A
(a)(b)
......... 716,563 5,639,351
Payoneer Global, Inc.
(a)(b)
.............. 1,815,387 9,930,167
Perficient, Inc.
(a)
.................... 282,898 19,754,767
Priority Technology Holdings, Inc.
(a)(b)
...... 127,180 668,967
Remitly Global, Inc.
(a)(b)
............... 827,541 9,475,344
Sabre Corp.
(a)(b)
.................... 568,953 3,516,129
Squarespace, Inc., Class A
(a)(b)
.......... 61,153 1,355,762
StoneCo Ltd., Class A
(a)
.............. 1,190,002 11,233,619
TTEC Holdings, Inc. ................. 155,542 6,864,068
Tucows, Inc., Class A
(a)(b)
.............. 79,003 2,679,782
Unisys Corp.
(a)
..................... 411,319 2,101,840
Verra Mobility Corp., Class A
(a)
.......... 1,157,292 16,005,348
306,024,801
Leisure Products — 0.3%
Acushnet Holdings Corp.
(b)
............ 80,231 3,406,608
Clarus Corp.
(b)
..................... 190,952 1,497,064
Latham Group, Inc.
(a)
................ 329,813 1,061,998
Malibu Boats, Inc., Class A
(a)
........... 167,506 8,928,070
Marine Products Corp. ............... 64,834 763,096
MasterCraft Boat Holdings, Inc.
(a)(b)
....... 142,002 3,673,592
Smith & Wesson Brands, Inc. ........... 15,454 134,141
Sturm Ruger & Co., Inc. .............. 131,175 6,640,078
26,104,647
Life Sciences Tools & Services — 0.8%
(a)
AbCellera Biologics, Inc.
(b)
............. 721,166 7,305,412
Adaptive Biotechnologies Corp.
(b)
........ 43,499 332,332
Akoya Biosciences, Inc. .............. 134,908 1,291,070
BioLife Solutions, Inc.
(b)
............... 19,754 359,523
Codexis, Inc.
(b)
..................... 503,148 2,344,670
CryoPort, Inc.
(b)
.................... 296,983 5,152,655
Cytek Biosciences, Inc. ............... 944,933 9,647,766
Medpace Holdings, Inc. .............. 209,784 44,560,219
NanoString Technologies, Inc. .......... 337,885 2,692,943
OmniAb, Inc.
(b)
..................... 78,761 283,540
Quanterix Corp. .................... 42,553 589,359
Science 37 Holdings, Inc. ............. 444,276 184,463
SomaLogic, Inc., Class A
(b)
............ 152,902 383,784
75,127,736
Machinery — 4.0%
Alamo Group, Inc. .................. 71,091 10,066,486
Albany International Corp., Class A ....... 49,575 4,887,599
Berkshire Grey, Inc., Class A
(a)
.......... 383,027 231,310
Blue Bird Corp.
(a)(b)
.................. 142,227 1,523,251
Chart Industries, Inc.
(a)(b)
.............. 352,557 40,625,143
CIRCOR International, Inc.
(a)
........... 40,773 976,921
Douglas Dynamics, Inc. .............. 190,362 6,883,490
Energy Recovery, Inc.
(a)(b)
............. 458,650 9,397,739
Enerpac Tool Group Corp., Class A
(b)
...... 472,402 12,022,631
ESCO Technologies, Inc. ............. 20,791 1,820,044
Evoqua Water Technologies Corp.
(a)(b)
..... 971,045 38,453,382
Federal Signal Corp. ................ 492,436 22,883,501
Franklin Electric Co., Inc. ............. 380,917 30,378,131
Gorman-Rupp Co. (The)
(b)
............. 36,724 940,869
Helios Technologies, Inc. .............. 269,578 14,675,826
Hillenbrand, Inc. ................... 287,414 12,263,955
Hyzon Motors, Inc., Class A
(a)(b)
......... 727,680 1,127,904
John Bean Technologies Corp. .......... 260,557 23,796,671
Security
Shares
Shares Value
Machinery (continued)
Kadant, Inc.
(b)
..................... 96,481 $ 17,137,920
Lightning eMotors, Inc.
(a)(b)
............. 309,700 113,505
Lindsay Corp. ..................... 91,643 14,924,063
Luxfer Holdings plc ................. 96,203 1,319,905
Markforged Holding Corp.
(a)
............ 126,063 146,233
Microvast Holdings, Inc.
(a)(b)
............ 826,256 1,264,172
Miller Industries, Inc. ................ 4,950 131,967
Mueller Industries, Inc. ............... 165,118 9,741,962
Mueller Water Products, Inc., Class A ..... 1,298,322 13,969,945
Nikola Corp.
(a)(b)
.................... 2,593,521 5,602,005
Omega Flex, Inc.
(b)
.................. 27,149 2,533,545
Proterra, Inc.
(a)(b)
................... 843,037 3,178,250
Proto Labs, Inc.
(a)(b)
.................. 37,891 967,357
RBC Bearings, Inc.
(a)(b)
............... 33,777 7,071,215
Sarcos Technology & Robotics Corp.
(a)(b)
... 882,500 495,347
Shyft Group, Inc. (The)
(b)
.............. 286,376 7,119,307
Tennant Co. ...................... 70,057 4,313,410
Terex Corp. ....................... 268,520 11,471,174
Titan International, Inc.
(a)(b)
............. 416,432 6,379,738
Trinity Industries, Inc. ................ 103,148 3,050,086
Velo3D, Inc.
(a)(b)
.................... 460,403 824,121
Wabash National Corp.
(b)
.............. 340,395 7,692,927
Watts Water Technologies, Inc., Class A .... 226,155 33,070,646
Xos, Inc.
(a)(b)
...................... 441,926 195,729
385,669,382
Media — 0.5%
AdTheorent Holding Co., Inc.
(a)(b)
......... 269,109 446,721
Boston Omaha Corp., Class A
(a)(b)
........ 13,644 361,566
Entravision Communications Corp., Class A . 366,761 1,760,453
Gambling.com Group Ltd.
(a)(b)
........... 70,251 642,797
Gray Television, Inc. ................. 300,153 3,358,712
Innovid Corp.
(a)(b)
................... 570,852 976,157
Integral Ad Science Holding Corp.
(a)
...... 102,440 900,447
John Wiley & Sons, Inc., Class A ........ 336,782 13,491,487
Loyalty Ventures, Inc.
(a)(b)
.............. 51,272 123,565
PubMatic, Inc., Class A
(a)(b)
............. 322,318 4,128,893
Sinclair Broadcast Group, Inc., Class A .... 334,172 5,183,008
Stagwell, Inc., Class A
(a)(b)
............. 62,860 390,361
TechTarget, Inc.
(a)(b)
................. 223,110 9,830,227
Thryv Holdings, Inc.
(a)(b)
............... 55,705 1,058,395
WideOpenWest, Inc.
(a)(b)
.............. 255,634 2,328,826
44,981,615
Metals & Mining — 1.3%
5E Advanced Materials, Inc.
(a)(b)
......... 311,808 2,457,047
Alpha Metallurgical Resources, Inc. ...... 126,029 18,449,385
ATI, Inc.
(a)(b)
....................... 1,024,795 30,600,379
Century Aluminum Co.
(a)(b)
............. 425,007 3,476,557
Commercial Metals Co. ............... 164,325 7,936,897
Compass Minerals International, Inc. ...... 284,067 11,646,747
Constellium SE, Class A
(a)(b)
............ 557,964 6,600,714
Dakota Gold Corp.
(a)(b)
................ 430,364 1,312,610
Hycroft Mining Holding Corp., Class A
(a)(b)
... 1,004,427 534,456
Ivanhoe Electric, Inc.
(a)(b)
.............. 61,142 742,875
Kaiser Aluminum Corp. ............... 130,796 9,935,264
Materion Corp.
(b)
................... 158,519 13,871,998
Novagold Resources, Inc.
(a)(b)
........... 1,878,200 11,231,636
Piedmont Lithium, Inc.
(a)(b)
............. 38,634 1,700,669
Ramaco Resources, Inc. .............. 179,550 1,578,245
Ryerson Holding Corp. ............... 8,028 242,927
Schnitzer Steel Industries, Inc., Class A .... 18,829 577,109
Warrior Met Coal, Inc. ................ 45,922 1,590,738
124,486,253

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 50,144 $ 1,453,173
PennyMac Mortgage Investment Trust ..... 150,225 1,861,288
3,314,461
Multiline Retail — 0.2%
Dillard's, Inc., Class A ................ 32,809 10,603,869
Franchise Group, Inc. ................ 203,410 4,845,226
15,449,095
Oil, Gas & Consumable Fuels — 4.9%
Amplify Energy Corp.
(a)(b)
.............. 229,443 2,016,804
Arch Resources, Inc., Class A .......... 123,419 17,622,999
Battalion Oil Corp.
(a)(b)
................ 26,886 261,063
Berry Corp. ....................... 107,318 858,544
Callon Petroleum Co.
(a)(b)
.............. 338,906 12,570,024
Chord Energy Corp. ................. 204,261 27,944,947
CNX Resources Corp.
(a)(b)
............. 83,493 1,406,022
Comstock Resources, Inc.
(b)
............ 757,419 10,384,214
CONSOL Energy, Inc. ................ 267,157 17,365,205
Crescent Energy Co., Class A .......... 329,590 3,951,784
CVR Energy, Inc. ................... 246,292 7,718,791
Delek US Holdings, Inc. .............. 577,777 15,599,979
Denbury, Inc.
(a)(b)
................... 415,916 36,193,010
Earthstone Energy, Inc., Class A
(a)(b)
...... 359,074 5,109,623
Empire Petroleum Corp.
(a)(b)
............ 81,295 999,929
Energy Fuels, Inc.
(a)(b)
................ 1,062,447 6,597,796
Equitrans Midstream Corp. ............ 831,501 5,571,057
Golar LNG Ltd.
(a)(b)
.................. 42,566 970,079
Gulfport Energy Corp.
(a)(b)
............. 92,568 6,816,708
HighPeak Energy, Inc.
(b)
.............. 61,467 1,405,750
Kinetik Holdings, Inc., Class A .......... 16,154 534,374
Kosmos Energy Ltd.
(a)(b)
............... 3,717,043 23,640,393
Laredo Petroleum, Inc.
(a)(b)
............. 136,788 7,033,639
Magnolia Oil & Gas Corp., Class A
(b)
...... 1,448,499 33,967,302
Matador Resources Co.
(b)
............. 929,283 53,192,159
Murphy Oil Corp. ................... 531,523 22,860,804
NextDecade Corp.
(a)(b)
................ 259,898 1,283,896
Northern Oil and Gas, Inc. ............. 462,399 14,251,137
Par Pacific Holdings, Inc.
(a)
............ 406,090 9,441,593
PBF Energy, Inc., Class A
(b)
............ 184,030 7,504,743
Permian Resources Corp., Class A
(b)
...... 220,096 2,068,902
Ranger Oil Corp., Class A
(b)
............ 159,067 6,431,079
Riley Exploration Permian, Inc. .......... 58,982 1,735,840
Ring Energy, Inc.
(a)(b)
................. 299,554 736,903
SandRidge Energy, Inc.
(a)
............. 203,540 3,466,286
SilverBow Resources, Inc.
(a)(b)
.......... 97,521 2,757,894
Sitio Royalties Corp., Class A
(b)
......... 586,484 16,920,067
SM Energy Co. .................... 996,788 34,718,126
Talos Energy, Inc.
(a)
................. 548,286 10,351,640
Tellurian, Inc.
(a)(b)
................... 4,269,508 7,172,773
Uranium Energy Corp.
(a)(b)
............. 2,917,504 11,319,916
Ur-Energy, Inc.
(a)(b)
.................. 1,591,866 1,830,646
VAALCO Energy, Inc. ................ 871,119 3,972,303
Vertex Energy, Inc.
(a)(b)
............... 390,389 2,420,412
W&T Offshore, Inc.
(a)(b)
............... 639,482 3,568,310
464,545,465
Paper & Forest Products — 0.1%
Sylvamo Corp. .................... 278,011 13,508,555
Personal Products — 1.1%
Beauty Health Co. (The), Class A
(a)(b)
...... 699,782 6,368,016
BellRing Brands, Inc.
(a)(b)
.............. 1,093,765 28,044,135
elf Beauty, Inc.
(a)(b)
.................. 405,786 22,439,966
Herbalife Nutrition Ltd.
(a)(b)
............. 539,056 8,021,153
Security
Shares
Shares Value
Personal Products (continued)
Inter Parfums, Inc. .................. 149,738 $ 14,452,712
Medifast, Inc. ..................... 90,473 10,436,060
Nu Skin Enterprises, Inc., Class A ........ 170,035 7,168,675
Thorne HealthTech, Inc.
(a)(b)
............ 111,047 403,101
USANA Health Sciences, Inc.
(a)
......... 94,576 5,031,443
Veru, Inc.
(a)(b)
...................... 540,199 2,852,251
105,217,512
Pharmaceuticals — 2.3%
Aclaris Therapeutics, Inc.
(a)(b)
........... 529,726 8,343,185
Amneal Pharmaceuticals, Inc., Class A
(a)(b)
.. 865,506 1,722,357
Amphastar Pharmaceuticals, Inc.
(a)(b)
...... 315,886 8,851,126
Amylyx Pharmaceuticals, Inc.
(a)
......... 80,899 2,989,218
AN2 Therapeutics, Inc.
(a)(b)
............. 10,588 100,904
Arvinas, Inc.
(a)(b)
.................... 403,906 13,817,624
Axsome Therapeutics, Inc.
(a)(b)
.......... 264,503 20,401,116
Cassava Sciences, Inc.
(a)(b)
............ 314,471 9,289,473
Collegium Pharmaceutical, Inc.
(a)(b)
....... 279,455 6,483,356
Contra Ligand Pharmace, NVS
(a)(d)
....... 5,861 —
Corcept Therapeutics, Inc.
(a)
........... 709,946 14,419,003
Esperion Therapeutics, Inc.
(a)(b)
.......... 609,293 3,795,895
Evolus, Inc.
(a)(b)
.................... 291,395 2,188,376
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 98,156 343,546
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 216,885 11,950,364
Innoviva, Inc.
(a)(b)
................... 525,753 6,966,227
Intra-Cellular Therapies, Inc.
(a)(b)
......... 757,644 40,094,521
Ligand Pharmaceuticals, Inc.
(a)(b)
......... 14,499 968,533
Liquidia Corp.
(a)
.................... 245,005 1,560,682
NGM Biopharmaceuticals, Inc.
(a)
......... 202,308 1,015,586
Ocular Therapeutix, Inc.
(a)(b)
............ 649,323 1,824,598
Pacira BioSciences, Inc.
(a)
............. 371,279 14,335,082
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 206,128 2,312,756
Phibro Animal Health Corp., Class A ...... 163,088 2,187,010
Provention Bio, Inc.
(a)(b)
............... 443,248 4,685,131
Reata Pharmaceuticals, Inc., Class A
(a)(b)
... 189,196 7,187,556
Relmada Therapeutics, Inc.
(a)
........... 133,913 467,356
Revance Therapeutics, Inc.
(a)(b)
.......... 666,423 12,302,169
SIGA Technologies, Inc. .............. 377,668 2,779,637
Theravance Biopharma, Inc.
(a)(b)
......... 476,250 5,343,525
Third Harmonic Bio, Inc.
(a)(b)
............ 42,669 183,477
Ventyx Biosciences, Inc.
(a)
............. 205,407 6,735,296
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 1,049,910 1,396,380
217,041,065
Professional Services — 2.6%
ASGN, Inc.
(a)(b)
..................... 404,338 32,945,460
Atlas Technical Consultants, Inc.
(a)
....... 106,917 550,623
Barrett Business Services, Inc. .......... 52,451 4,892,629
CBIZ, Inc.
(a)
....................... 398,637 18,676,144
CRA International, Inc.
(b)
.............. 57,822 7,079,148
Exponent, Inc.
(b)
.................... 422,203 41,836,095
First Advantage Corp.
(a)(b)
............. 38,439 499,707
Forrester Research, Inc.
(a)
............. 96,418 3,447,908
Franklin Covey Co.
(a)
................ 101,681 4,755,620
HireRight Holdings Corp.
(a)(b)
........... 178,620 2,118,433
Huron Consulting Group, Inc.
(a)
.......... 99,617 7,232,194
ICF International, Inc. ................ 108,235 10,720,677
Insperity, Inc.
(b)
.................... 300,870 34,178,832
Kforce, Inc.
(b)
...................... 166,064 9,105,289
Korn Ferry ....................... 438,430 22,193,327
Legalzoom.com, Inc.
(a)(b)
.............. 787,057 6,091,821
Planet Labs PBC
(a)(b)
................. 1,131,527 4,922,142
Red Violet, Inc.
(a)(b)
.................. 81,052 1,865,817
Sterling Check Corp.
(a)(b)
.............. 185,302 2,866,622
TriNet Group, Inc.
(a)(b)
................ 310,751 21,068,918

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Upwork, Inc.
(a)(b)
.................... 1,001,511 $ 10,455,775
Willdan Group, Inc.
(a)(b)
............... 11,157 199,152
247,702,333
Real Estate Management & Development — 0.7%
Compass, Inc., Class A
(a)(b)
............ 2,239,681 5,218,457
Cushman & Wakefield plc
(a)(b)
........... 1,297,583 16,167,884
DigitalBridge Group, Inc., Class A ........ 1,180,387 12,913,434
Doma Holdings, Inc.
(a)(b)
............... 426,978 193,378
Douglas Elliman, Inc. ................ 62,946 256,190
eXp World Holdings, Inc.
(b)
............. 581,480 6,442,798
Forestar Group, Inc.
(a)(b)
............... 38,499 593,270
Marcus & Millichap, Inc.
(b)
............. 212,577 7,323,278
Newmark Group, Inc., Class A .......... 94,122 750,152
Offerpad Solutions, Inc., Class A
(a)(b)
...... 519,036 239,016
Redfin Corp.
(a)(b)
.................... 905,172 3,837,929
RMR Group, Inc. (The), Class A ......... 89,150 2,518,488
St. Joe Co. (The)
(b)
.................. 289,026 11,170,855
67,625,129
Road & Rail — 0.7%
ArcBest Corp. ..................... 63,940 4,478,357
Daseke, Inc.
(a)
..................... 319,291 1,816,766
Marten Transport Ltd. ................ 358,432 7,089,785
PAM Transportation Services, Inc.
(a)(b)
..... 53,258 1,379,382
Saia, Inc.
(a)(b)
...................... 219,550 46,035,244
Universal Logistics Holdings, Inc.
(b)
....... 42,490 1,420,866
Werner Enterprises, Inc. .............. 65,631 2,642,304
64,862,704
Semiconductors & Semiconductor Equipment — 4.3%
ACM Research, Inc., Class A
(a)
.......... 50,662 390,604
Alpha & Omega Semiconductor Ltd.
(a)(b)
.... 138,376 3,953,402
Ambarella, Inc.
(a)(b)
.................. 301,295 24,775,488
Amkor Technology, Inc.
(b)
.............. 173,114 4,151,274
Atomera, Inc.
(a)(b)
................... 170,624 1,061,281
Axcelis Technologies, Inc.
(a)
............ 270,511 21,467,753
CEVA, Inc.
(a)
...................... 193,927 4,960,653
Credo Technology Group Holding Ltd.
(a)(b)
... 798,820 10,632,294
Diodes, Inc.
(a)(b)
.................... 269,339 20,507,471
FormFactor, Inc.
(a)
.................. 640,138 14,230,268
Impinj, Inc.
(a)(b)
..................... 161,241 17,604,292
indie Semiconductor, Inc., Class A
(a)(b)
..... 849,958 4,955,255
Kulicke & Soffa Industries, Inc.
(b)
......... 473,126 20,940,557
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 421,260 26,530,955
MaxLinear, Inc.
(a)(b)
.................. 602,873 20,467,538
Onto Innovation, Inc.
(a)(b)
.............. 409,967 27,914,653
PDF Solutions, Inc.
(a)
................ 251,766 7,180,366
Photronics, Inc.
(a)(b)
.................. 364,076 6,127,399
Power Integrations, Inc.
(b)
............. 472,644 33,898,028
Rambus, Inc.
(a)
.................... 745,125 26,690,378
Rockley Photonics Holdings Ltd.
(a)(b)
...... 822,094 115,175
Semtech Corp.
(a)
................... 520,687 14,938,510
Silicon Laboratories, Inc.
(a)(b)
............ 274,504 37,241,958
SiTime Corp.
(a)(b)
................... 134,304 13,647,972
SkyWater Technology, Inc.
(a)(b)
.......... 89,169 633,992
SMART Global Holdings, Inc.
(a)(b)
........ 402,701 5,992,191
Synaptics, Inc.
(a)(b)
.................. 328,104 31,222,377
Transphorm, Inc.
(a)(b)
................. 185,981 1,011,737
Ultra Clean Holdings, Inc.
(a)(b)
........... 129,827 4,303,765
Veeco Instruments, Inc.
(a)
............. 339,056 6,299,660
413,847,246
Security
Shares
Shares Value
Software — 7.8%
8x8, Inc.
(a)(b)
....................... 935,368 $ 4,040,790
A10 Networks, Inc. .................. 422,837 7,031,779
ACI Worldwide, Inc.
(a)(b)
............... 925,912 21,295,976
Agilysys, Inc.
(a)
.................... 163,903 12,971,283
Alarm.com Holdings, Inc.
(a)(b)
........... 398,063 19,696,157
Alkami Technology, Inc.
(a)(b)
............ 300,179 4,379,612
Altair Engineering, Inc., Class A
(a)(b)
....... 430,346 19,567,833
American Software, Inc., Class A ........ 202,212 2,968,472
Amplitude, Inc., Class A
(a)(b)
............ 461,217 5,571,501
Appfolio, Inc., Class A
(a)(b)
............. 160,089 16,870,179
Appian Corp., Class A
(a)(b)
............. 330,835 10,771,988
Applied Digital Corp.
(a)(b)
.............. 166,601 306,546
Arteris, Inc.
(a)(b)
..................... 134,030 576,329
Asana, Inc., Class A
(a)(b)
............... 604,944 8,330,079
AvePoint, Inc., Class A
(a)(b)
............. 1,100,100 4,521,411
Benefitfocus, Inc.
(a)(b)
................. 154,478 1,615,840
Blackbaud, Inc.
(a)(b)
.................. 365,363 21,505,266
Blackline, Inc.
(a)(b)
................... 456,923 30,737,210
Box, Inc., Class A
(a)
................. 1,158,027 36,049,380
C3.ai, Inc., Class A
(a)(b)
............... 92,334 1,033,217
Clear Secure, Inc., Class A ............ 513,040 14,072,687
CommVault Systems, Inc.
(a)
............ 368,939 23,184,127
Consensus Cloud Solutions, Inc.
(a)(b)
...... 75,486 4,058,127
Couchbase, Inc.
(a)
.................. 233,693 3,098,769
CS Disco, Inc.
(a)(b)
................... 183,651 1,160,674
Digimarc Corp.
(a)(b)
.................. 111,077 2,053,814
Digital Turbine, Inc.
(a)(b)
............... 774,315 11,800,561
Domo, Inc., Class B
(a)
................ 257,197 3,662,485
Duck Creek Technologies, Inc.
(a)(b)
........ 648,395 7,813,160
Ebix, Inc. ........................ 48,095 959,976
eGain Corp.
(a)(b)
.................... 90,276 815,192
Enfusion, Inc., Class A
(a)(b)
............. 224,779 2,173,613
EngageSmart, Inc.
(a)
................. 297,031 5,227,746
Envestnet, Inc.
(a)(b)
.................. 398,743 24,602,443
Everbridge, Inc.
(a)
................... 331,324 9,800,564
EverCommerce, Inc.
(a)(b)
.............. 41,515 308,872
ForgeRock, Inc., Class A
(a)
............. 227,954 5,190,513
Instructure Holdings, Inc.
(a)(b)
........... 15,494 363,179
Intapp, Inc.
(a)
...................... 118,981 2,967,386
InterDigital, Inc. .................... 93,501 4,626,429
IronNet, Inc.
(a)(b)
.................... 520,221 119,651
KnowBe4, Inc., Class A
(a)
............. 602,601 14,932,453
LivePerson, Inc.
(a)(b)
................. 582,772 5,909,308
Matterport, Inc., Class A
(a)(b)
............ 1,343,995 3,763,186
MeridianLink, Inc.
(a)(b)
................ 184,124 2,528,023
MicroStrategy, Inc., Class A
(a)(b)
.......... 46,286 6,552,709
Mitek Systems, Inc.
(a)(b)
............... 323,297 3,132,748
Model N, Inc.
(a)
.................... 306,675 12,438,738
Momentive Global, Inc.
(a)(b)
............. 1,080,473 7,563,311
N-able, Inc.
(a)(b)
.................... 498,961 5,129,319
NextNav, Inc.
(a)(b)
................... 535,846 1,570,029
OneSpan, Inc.
(a)(b)
................... 121,107 1,355,187
PagerDuty, Inc.
(a)(b)
.................. 715,517 19,004,132
PowerSchool Holdings, Inc., Class A
(a)(b)
... 134,185 3,096,990
Progress Software Corp.
(b)
............. 357,650 18,043,442
PROS Holdings, Inc.
(a)
............... 220,594 5,351,610
Q2 Holdings, Inc.
(a)
.................. 464,586 12,483,426
Qualys, Inc.
(a)
..................... 319,379 35,843,905
Rapid7, Inc.
(a)(b)
.................... 488,545 16,600,759
Rimini Street, Inc.
(a)(b)
................ 403,196 1,536,177
Sapiens International Corp. NV ......... 196,342 3,628,400
ShotSpotter, Inc.
(a)(b)
................. 73,726 2,494,151
Sprout Social, Inc., Class A
(a)(b)
.......... 386,877 21,843,075
SPS Commerce, Inc.
(a)(b)
.............. 299,999 38,528,872
Sumo Logic, Inc.
(a)(b)
................. 627,507 5,082,807

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Telos Corp.
(a)(b)
..................... 449,199 $ 2,286,423
Tenable Holdings, Inc.
(a)(b)
............. 925,530 35,308,969
Terawulf, Inc.
(a)(b)
................... 274,383 182,629
UserTesting, Inc.
(a)(b)
................. 401,301 3,013,770
Varonis Systems, Inc.
(a)(b)
.............. 900,333 21,553,972
Verint Systems, Inc.
(a)(b)
............... 477,887 17,337,740
Veritone, Inc.
(a)(b)
................... 252,757 1,339,612
Viant Technology, Inc., Class A
(a)
......... 113,081 454,586
Weave Communications, Inc.
(a)(b)
........ 264,196 1,210,018
WM Technology, Inc., Class A
(a)
......... 628,871 635,160
Workiva, Inc., Class A
(a)(b)
............. 394,172 33,098,623
Yext, Inc.
(a)
....................... 947,183 6,185,105
Zeta Global Holdings Corp., Class A
(a)(b)
.... 911,611 7,447,862
Zuora, Inc., Class A
(a)(b)
............... 1,011,835 6,435,271
742,803,313
Specialty Retail — 1.7%
Arko Corp.
(b)
...................... 706,837 6,121,208
Asbury Automotive Group, Inc.
(a)(b)
........ 52,286 9,372,266
Bed Bath & Beyond, Inc.
(a)(b)
............ 440,061 1,104,553
Boot Barn Holdings, Inc.
(a)
............. 243,007 15,192,798
Buckle, Inc. (The) .................. 230,579 10,456,758
Build-A-Bear Workshop, Inc.
(a)
.......... 79,965 1,906,366
Caleres, Inc.
(b)
..................... 286,654 6,386,651
Camping World Holdings, Inc., Class A
(b)
... 314,494 7,019,506
Chico's FAS, Inc.
(a)
.................. 720,723 3,545,957
Children's Place, Inc. (The)
(a)
........... 65,317 2,378,845
Citi Trends, Inc.
(a)
................... 3,526 93,369
Designer Brands, Inc., Class A
(b)
......... 291,181 2,847,750
Destination XL Group, Inc.
(a)(b)
.......... 245,715 1,658,576
EVgo, Inc., Class A
(a)(b)
............... 124,269 555,483
Guess?, Inc. ...................... 251,892 5,211,646
Hibbett, Inc.
(b)
..................... 83,018 5,663,488
MarineMax, Inc.
(a)
................... 12,124 378,511
Murphy USA, Inc.
(b)
................. 172,488 48,217,296
National Vision Holdings, Inc.
(a)(b)
........ 40,042 1,552,028
OneWater Marine, Inc., Class A
(a)
........ 5,934 169,712
Party City Holdco, Inc.
(a)(b)
............. 250,663 91,617
Rent-A-Center, Inc. ................. 412,520 9,302,326
Sally Beauty Holdings, Inc.
(a)(b)
.......... 817,991 10,241,247
Sleep Number Corp.
(a)(b)
.............. 79,182 2,057,148
Torrid Holdings, Inc.
(a)(b)
............... 59,521 176,182
Warby Parker, Inc., Class A
(a)(b)
.......... 688,409 9,286,637
160,987,924
Technology Hardware, Storage & Peripherals — 0.4%
(a)
Avid Technology, Inc. ................ 182,426 4,850,707
CompoSecure, Inc., Class A
(b)
.......... 56,214 276,011
Corsair Gaming, Inc.
(b)
............... 186,724 2,533,845
Diebold Nixdorf, Inc.
(b)
................ 504,053 715,755
IonQ, Inc.
(b)
....................... 128,215 442,342
Super Micro Computer, Inc.
(b)
........... 383,705 31,502,180
Turtle Beach Corp.
(b)
................. 111,307 798,071
41,118,911
Textiles, Apparel & Luxury Goods — 1.2%
Allbirds, Inc., Class A
(a)(b)
.............. 204,303 494,413
Crocs, Inc.
(a)
...................... 501,287 54,354,550
Ermenegildo Zegna NV
(b)
............. 102,128 1,069,280
Kontoor Brands, Inc. ................. 460,913 18,431,911
Oxford Industries, Inc. ............... 87,148 8,120,451
Rocky Brands, Inc. .................. 7,252 171,292
Steven Madden Ltd. ................. 634,991 20,294,312
Wolverine World Wide, Inc. ............ 642,110 7,018,262
109,954,471
Security
Shares
Shares Value
Thrifts & Mortgage Finance — 0.2%
Axos Financial, Inc.
(a)(b)
............... 46,539 $ 1,778,721
Bridgewater Bancshares, Inc.
(a)(b)
........ 44,681 792,641
Columbia Financial, Inc.
(a)(b)
............ 101,501 2,194,452
Greene County Bancorp, Inc. ........... 27,581 1,583,701
Hingham Institution for Savings (The) ..... 1,064 293,621
NMI Holdings, Inc., Class A
(a)(b)
.......... 54,789 1,145,090
Walker & Dunlop, Inc. ................ 176,819 13,876,755
21,664,981
Tobacco — 0.1%
22nd Century Group, Inc.
(a)(b)
........... 1,324,797 1,219,476
Turning Point Brands, Inc. ............. 128,641 2,782,505
Vector Group Ltd. .................. 176,825 2,097,144
6,099,125
Trading Companies & Distributors — 1.8%
Alta Equipment Group, Inc., Class A ...... 22,574 297,751
Applied Industrial Technologies, Inc. ...... 317,981 40,075,145
Beacon Roofing Supply, Inc.
(a)(b)
......... 298,363 15,750,583
Boise Cascade Co.
(b)
................ 68,079 4,674,985
Custom Truck One Source, Inc.
(a)(b)
....... 141,995 897,408
Distribution Solutions Group, Inc.
(a)(b)
...... 37,816 1,393,898
GATX Corp. ...................... 17,131 1,821,711
Global Industrial Co. ................. 82,662 1,945,037
GMS, Inc.
(a)
....................... 348,432 17,351,914
H&E Equipment Services, Inc. .......... 265,677 12,061,736
Herc Holdings, Inc.
(b)
................ 207,658 27,321,563
Hudson Technologies, Inc.
(a)
........... 353,412 3,576,529
Karat Packaging, Inc. ................ 45,377 652,067
McGrath RentCorp .................. 201,716 19,917,438
MRC Global, Inc.
(a)(b)
................. 697,874 8,081,381
Textainer Group Holdings Ltd.
(b)
......... 52,735 1,635,312
Transcat, Inc.
(a)
.................... 60,525 4,289,407
Veritiv Corp.
(b)
..................... 107,956 13,139,325
174,883,190
Water Utilities — 0.4%
American States Water Co.
(b)
........... 148,269 13,722,296
Artesian Resources Corp., Class A, NVS
(b)
.. 47,289 2,770,190
California Water Service Group
(b)
........ 118,938 7,212,400
Global Water Resources, Inc. ........... 122,468 1,626,375
Middlesex Water Co.
(b)
............... 49,281 3,876,936
Pure Cycle Corp.
(a)(b)
................. 173,921 1,822,692
York Water Co. (The) ................ 123,503 5,555,165
36,586,054
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)(b)
..................... 39,441 582,149
Total Common Stocks — 99.6%
(Cost: $10,880,224,747) ........................... 9,500,474,045
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ........... 105,692 268,351
Oncternal Therapeutics, Inc., CVR
(b)
...... 6,020 6,170
274,521
Total Rights — 0.0%
(Cost: $12,341) ................................ 274,521
Total Long-Term Investments — 99.6%
(Cost: $10,880,237,088) ........................... 9,500,748,566

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 15.0%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(g)
............ 1,403,595,436 $ 1,404,016,515
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 24,281,605 24,281,605
Total Short-Term Securities — 15.0%
(Cost: $1,427,527,237) ........................... 1,428,298,120
Total Investments — 114.6%
(Cost: $12,307,764,325 ) ........................... 10,929,046,686
Liabilities in Excess of Other Assets — (14.6)% ........... (1,393,827,601)
Net Assets — 100.0% ..............................
$ 9,535,219,085
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,616,083,640 $ — $ (212,892,623)
(a)
$ 72,615 $ 752,883 $ 1,404,016,515 1,403,595,436 $ 11,992,242
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 11,160,000 13,121,605
(a)
— — — 24,281,605 24,281,605 269,554 23
$ 72,615 $ 752,883 $ 1,428,298,120 $ 12,261,796 $ 23
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 367 03/17/23 $ 32,496 $ (517,484)

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell 2000 Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,500,474,042 $ — $ 3 $ 9,500,474,045
Rights ................................................ — — 274,521 274,521
Short-Term Securities
Money Market Funds ...................................... 1,428,298,120 — — 1,428,298,120
$ 10,928,772,162 $ — $ 274,524 $ 10,929,046,686
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (517,484) $ — $ — $ (517,484)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust